ORGANIZATION AND BASIS OF PRESENTATION (Details) In Thousands, unless otherwise specified	12 Months Ended								12 Months Ended		12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Ms. Yu Yu and Mr. Guoqing Li [Member] CNY	Dec. 31, 2013 Beijing Dangdang Information Technology Co., Ltd. [Member]	Dec. 31, 2013 Wuxi Dangdang Information Technology Co., Ltd. [Member]	Dec. 31, 2013 Dangdang Information Technology (Tianjin) Co., Ltd. [Member]	Dec. 31, 2013 Beijing Dangdang Kewen E-Commerce Co., Ltd. [Member]	Dec. 31, 2013 Wuxi Dangdang Kewen E-Commerce Co., Ltd. [Member]	Dec. 31, 2013 Affiliated PRC Entities [Member] USD ($)	Dec. 31, 2013 Affiliated PRC Entities [Member] CNY	Dec. 31, 2012 Affiliated PRC Entities [Member] CNY	Dec. 31, 2011 Affiliated PRC Entities [Member] CNY
Noncontrolling Interest [Line Items]
Percentage of Direct Ownership by the Company						100.00%	99.00%	99.00%
Notes receivable from Ms. Yu Yu and Mr. Guoqing Li					20,000
Performance fee, percentage of total revenue									5.00%
Current assets	552,288	3,343,387	3,380,368								74,884	453,323	472,501
Non-current assets	48,081	291,070	202,758								53	324	334
Total assets	600,369	3,634,457	3,583,126								74,937	453,647	472,835
Current liabilities	500,857	3,032,040	2,809,661								96,110	581,823	561,232
Non-current liabilities	5,406	32,724	33,966								685	4,146	1,889
Total liabilities	506,263	3,064,764	2,843,627								96,795	585,969	563,121
Net revenues	1,044,815	6,324,998	5,193,809	3,618,972							51,530	311,950	212,898	553,481
Net income (loss)	(23,600)	(142,865)	(443,851)	(228,487)							(4,810)	(29,118)	(57,287)	4,706
Net cash (used in) provided by operating activities	45,048	272,708	(133,952)	(142,255)							17,181	104,006	72,580	(79,331)
Net cash used in investing activities	(75,072)	(454,462)	613,478	(1,261,112)							(27)	(161)	(57)	(49)
Net cash provided by financing activities	18,871	114,241	(241,310)	(80,931)							2,973	18,000
Revenue contribution, percentage of total revenues											4.90%	4.90%	4.10%	15.30%
Restricted cash as pledge or collateral											$ 789	4,775